CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common units issued	30,197,087	11,345,187
Common units outstanding	30,197,087	11,345,187
General Partners, units issued	622,555	237,822
General Partners, units outstanding	622,555	237,822